Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
SMASh Series C Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series C Fund
Average Annual Return, Percent	4.36%	3.55%	4.00%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
Bloomberg U.S. Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent	6.41%	0.02%	2.37%